                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                                ON JULY 12, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.                                         / /
                                  -----                                   ---

      Post-Effective Amendment No.  61                                    /X/
                                   -----                                  ---


REGISTRATION STATEMENT UNDER THE INVESTMENT
      COMPANY ACT OF 1940

      Amendment No.  74                                                   /X/
                    -----                                                 ---

                                    GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                   40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                 with a copy to:

       R. Jeremy Grantham                            J.B. Kittredge, Esq.
            GMO Trust                                    Ropes & Gray
         40 Rowes Wharf                             One International Place
  Boston, Massachusetts  02110                    Boston, Massachusetts  02110

                    (Name and address of agents for service)



It is proposed that this filing will become effective:

        /X/  Immediately upon filing pursuant to paragraph (b), or

        / /  60 days after filing pursuant to paragraph (a)(1), or

        / /  On June 30, 2001, pursuant to paragraph (b), or

        / /  75 days after filing pursuant to paragraph (a)(2), of Rule 485.


This filing relates only to the Pelican Fund; it is not intended to amend or supercede any filing relating to any other series or class of shares of the Registrant.

Part A and Part B were filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 60 to GMO Trust's (the "Trust's") Registration Statement under the Securities Act and Post-Effective Amendment No. 72 to the Trust's Registration Statement under the Investment Company Act of 1940 and are incorporated herein by reference.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.  Exhibits

         (a)      Amended and Restated Agreement and Declaration of Trust.(1)

         (b)      Amended and Restated By-laws of the Trust.(1)

         (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

         (d) 1. Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, Pelican Fund, GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund and GMO Emerging Country Debt Share Fund, and Grantham, Mayo, Van Otterloo & Co. ("GMO");(1)

                  2. Form of Management Contract between the Trust, on behalf of its GMO International Disciplined Equity Fund, and GMO -
                  Exhibit 1(1); and


---------------------------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                  3. Form of Management Contract between the Trust on behalf of its GMO International Growth Fund, and GMO. - Exhibit 2(1)

         (e)      None.

         (f)      None.

         (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), and GMO Short-Term Income Fund, GMO and Investors Bank & Trust Company ("IBT");(1)

                  2. Custodian Agreement (the "BBH Custodian Agreement") among the Trust, on behalf of its GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO and Brown Brothers Harriman & Co. ("BBH");(1)

                  3. Custodian Agreement (the "SSB Custodian Agreement") among the Trust, on behalf of its Pelican Fund, GMO and State Street Bank and Trust Company ("SSB");(1)

                  4. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO Tobacco-Free Core Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Bond Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Emerging Country Debt Fund, GMO Domestic Bond Fund, GMO REIT Fund, GMO Global Bond Fund, GMO International Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO International Core Plus Allocation Fund, GMO Emerging Country Debt Share Fund, GMO Small Cap Growth Fund, GMO U.S. Bond Core Plus Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO Tax-Managed U.S. Equities Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund, GMO Tax-Managed U.S. Small Cap Fund and GMO Alpha LIBOR Fund, GMO and IBT;(1)

                  5. Forms of Letter Agreements with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO Emerging Markets Fund, GMO Currency Hedged International Equity Fund (formerly " GMO Currency Hedged International Core Fund"), GMO Evolving Countries Fund, GMO Global Hedged Equity Fund, GMO International Small Companies Fund, GMO Foreign Fund,

---------------------------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                  GMO Foreign Small Companies Fund, GMO Asia Fund, GMO Tax-Managed International Equities Fund and GMO and BBH;(1) and

                  6. Form of Letter Agreement with respect to the BBH Custodian Agreement among the Trust, on behalf of its GMO International Disciplined Equity Fund and GMO International Growth Fund, GMO and BBH. - Exhibit 3(1)

         (h) 1. Transfer Agency Agreement among the Trust, on behalf of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Currency Hedged International Bond Fund, GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Value Fund (formerly "GMO Growth Allocation Fund"), GMO Short-Term Income Fund and GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO and IBT;(1)

                  2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO Tobacco-Free Core Fund, GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO REIT Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO U.S. Bond Core Plus Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Inflation Indexed Bond Fund, GMO Emerging Country Debt Share Fund, Pelican Fund, GMO International Equity Allocation Fund, GMO World Equity Allocation Fund, GMO Global (U.S.+) Equity Allocation Fund, GMO Global Balanced Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Intrinsic Value Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund") and GMO Foreign Small Companies Fund, GMO and IBT;(1)

                  3. Form of Letter Agreement to the Transfer Agency Agreement among the Trust, on behalf of each of its GMO International Disciplined Equity Fund and GMO International Growth Fund, GMO and IBT; - Exhibit 4(1)

                  4. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust;(1) and

---------------------------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                  5. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.(1)

         (i)      Form of Opinion and Consent of Ropes & Gray(1).

         (j)      Consent of PricewaterhouseCoopers LLP. - Exhibit 5

         (k)      Financial Statements - Not applicable.

         (l)      None.

         (m)      None.

         (n)      Financial Data Schedules -- Not Applicable.

         (o)      Form of Rule 18f-3 Multiclass Plan.(1)

         (p) Code of Ethics adopted by GMO Trust, Grantham, Mayo, Van Otterloo & Co. LLC, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd. - Exhibit 6(1)

Item 24. Persons Controlled by or Under Common Control with Registrant

         None.

Item 25. Indemnification

         See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 26. Business and Other Connections of Investment Adviser

         See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27. Principal Underwriters

         Not Applicable.

Item 28. Location of Accounts and Records

         See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.


---------------------------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

Item 29. Management Services

         Not Applicable.

Item 30. Undertakings

         None.


---------------------------------
(1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 61 under the Securities Act and Post-Effective Amendment No. 74 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 12th day of July, 2001.

                                    GMO Trust

                                    By:  R. JEREMY GRANTHAM*
                                         -------------------
                                         R. Jeremy Grantham
                                         Title:  President - Quantitative;
                                         Principal Executive Officer; Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 61 to the Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                Title                                              Date
----------                -----                                              ----
R. JEREMY GRANTHAM*       President - Quantitative; Principal Executive      July 12, 2001
-------------------       Officer; Trustee
R. Jeremy Grantham

SUSAN RANDALL HARBERT*    Chief Financial Officer and Treasurer; Principal   July 12, 2001
----------------------    Financial and Accounting Officer
Susan Randall Harbert

JAY O. LIGHT*             Trustee                                            July 12, 2001
-------------
Jay O. Light

DONALD W. GLAZER*         Trustee                                            July 12, 2001
-----------------
Donald W. Glazer


                                    * By:   /S/ Elaine M. Hartnett
                                            ----------------------
                                            Elaine M. Hartnett
                                            Attorney-in-Fact

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)


Signature                           Title                     Date
---------                           -----                     ----
/S/ Jay O. Light                    Trustee                   December 11, 2000
------------------
Jay O. Light

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)


Signature                           Title                     Date
---------                           -----                     ----
/S/ R. Jeremy Grantham              Trustee                   December 11, 2000
----------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)


Signature                           Title                     Date
---------                           -----                     ----
/S/ Donald W. Glazer                Trustee                   December 11, 2000
---------------------------
Donald W. Glazer

                                POWER OF ATTORNEY

         I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

                  (Seal)

       Signature                             Title                       Date
       ---------                             -----                       ----
/S/ Susan Randall Harbert       Treasurer; Principal Financial and       May 2, 2001
-------------------------       Accounting Officer
Susan Randall Harbert

                                  EXHIBIT INDEX

                                    GMO TRUST

   Exhibit No.      Title of Exhibit
   -----------      ----------------
        1           Form of Management Contract(1)

        2           Form of Management Contract(1)

        3           Form of Letter Agreement with respect to the BBH Custodian
                    Agreement(1)

        4           Form of Letter Agreement to the Transfer Agency Agreement(1)

        5           Consent of PricewaterhouseCoopers LLP

        6           Code of Ethics(1)


---------------------------------
         (1) Previously filed with the Securities and Exchange Commission and incorporated herein by reference.